Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 41	$ 43
Defined benefit administrative expenses	10	11
Past service cost-plan amendments and curtailments	0	(6)
Service cost	51	48
Interest on net defined benefit (asset) liability	5	2
Defined benefit cost	56	50
Defined contribution cost	93	85
Net benefit cost	149	135
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	0
Defined benefit administrative expenses	1	2
Past service cost-plan amendments and curtailments	0
Service cost	1	2
Interest on net defined benefit (asset) liability	(3)
Defined benefit cost	(2)	2
Defined contribution cost	0
Net benefit cost	$ (2)	$ 2